Document and Entity Information	Jun. 30, 2022
Cover [Abstract]
Document Period End Date	Jun. 30, 2022
Amendment Flag	false
Entity Central Index Key	0000796343
Document Type	8-K
Entity Registrant Name	ADOBE INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-15175
Entity Tax Identification Number	77-0019522
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110-2704
City Area Code	(408)
Local Phone Number	536-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ADBE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false